Trade and Other Receivables - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Line Items]
Trade debtor balance	£ 205	£ 295
Litigation deposits	78	110
Prepayments and accrued income	£ 8	£ 5
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	2.60%	4.20%
UK sterling
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	0.10%	0.20%
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	0.40%	1.10%
Other Currencies
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	1.70%	11.20%
Factoring of receivables | Collection agent
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised through factoring arrangements	£ 600	£ 572
Factoring of receivables | Non collection agent
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised through factoring arrangements	£ 25	£ 26